Subsequent Events (GGLG PROPERTIES PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
GGLG PROPERTIES PTY. LTD. [Member]
Subsequent Events

NOTE 13 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure except for the acquisition of the entire interests of the Company by Rayont Inc. of which the transaction has been completed on February 22, 2021.

NOTE 12 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure except for the acquisition of the entire interests of the Company by Rayont Inc. of which the transaction has been completed on February 22, 2021.